UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Real Estate Index Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXSFX | December 31, 2025
This annual shareholder report contains important information about the

Empower Real Estate Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Real Estate Index Fund (Institutional Class/MXSFX)	$ 31	0.30%
Management’s
Discussion
of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 3.52%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the Dow Jones U.S. Select REIT Index, which returned 3.67% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited).
Keyridge Summary of Performance
Performance was affected by supportive monetary policy as the Federal Reserve resumed rate cuts to respond to labor market weakness, which benefited real estate stocks. Welltower Inc., a healthcare infrastructure real estate investment trust (“REIT”), was the largest contributor to performance due to increased occupancy levels and successful acquisitions. Prologis Inc., a logistics REIT, also contributed to performance as demand increased for more efficient distribution network solutions. Equinix, a data center REIT, detracted the most from performance as revenues slowed amid delays with business-to-business deal activity. Alexandria, an office REIT focused on life sciences, was also a detractor following the recognition of a significant non-cash impairment charge in the third quarter.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Real Estate Index Fund (Institutional Class/MXSFX)	3.52%	6.31%	4.50%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Dow Jones U.S. Select REIT Index	3.67%	6.65%	4.81%
(a)Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you
should
pay attention to.
Fund net assets	$ 1,246M
Total number of portfolio holdings	105
Total advisory fee paid	$ 2.9M
Portfolio turnover rate as of the end of the reporting period	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Welltower Inc REIT	11.63%
Prologis Inc REIT	10.83%
Equinix Inc REIT	6.87%
Simon Property Group Inc REIT	5.52%
Realty Income Corp REIT	4.73%
Digital Realty Trust Inc REIT	4.56%
Public Storage REIT	3.74%
Ventas Inc REIT	3.32%
Extra Space Storage Inc REIT	2.53%
AvalonBay Communities Inc REIT	2.34%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Real Estate Index Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXREX | December 31, 2025
This annual shareholder report contains important information about the

Empower Real Estate Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Real Estate Index Fund (Investor Class/MXREX)	$ 66	0.65%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 3.16%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the Dow Jones U.S. Select REIT Index, which returned 3.67% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited).
Keyridge Summary of Performance
Performance was affected by supportive monetary policy as the Federal Reserve resumed rate cuts to respond to labor market weakness, which benefited real estate stocks. Welltower Inc., a healthcare infrastructure real estate investment trust (“REIT”), was the largest contributor to performance due to increased occupancy levels and successful acquisitions. Prologis Inc., a logistics REIT, also contributed to performance as demand increased for more efficient distribution network solutions. Equinix, a data center REIT, detracted the most from performance as revenues slowed amid delays with business-to-business deal activity. Alexandria, an office REIT focused on life sciences, was also a detractor following the recognition of a significant non-cash impairment charge in the third quarter.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Real Estate Index Fund (Investor Class/MXREX)	3.16%	5.95%	4.13%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Dow Jones U.S. Select REIT Index	3.67%	6.65%	4.81%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,246M
Total number of portfolio holdings	105
Total advisory fee paid	$ 2.9M
Portfolio turnover rate as of the end of the reporting period	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Welltower Inc REIT	11.63%
Prologis Inc REIT	10.83%
Equinix Inc REIT	6.87%
Simon Property Group Inc REIT	5.52%
Realty Income Corp REIT	4.73%
Digital Realty Trust Inc REIT	4.56%
Public Storage REIT	3.74%
Ventas Inc REIT	3.32%
Extra Space Storage Inc REIT	2.53%
AvalonBay Communities Inc REIT	2.34%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Addition
a
l
Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Registrant’s Code of Ethics is attached hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,082,655 for fiscal year 2024 and $812,365 for fiscal year 2025.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item were: $265,941 for fiscal year 2024 and $50,574 for fiscal year 2025. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self custody) audits, fund administration SOC1 testing, and N1-A and N-14 reviews.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2024 and $0 for fiscal year 2025.

(d) All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2

Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4   The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(f) (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(g) Not Applicable.

(h) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2024 equaled $2,094,252 and for fiscal year 2025 equaled $1,759,076.

(i) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Real Estate Index Fund
Institutional Class Ticker / MXSFX
Investor Class Ticker / MXREX
(the "Fund")
Annual Report
December 31, 2025
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Fund.  Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
COMMON STOCK
Apartment REITS — 12.69%
374,001	American Homes 4 Rent Class A REIT	$ 12,005,432
153,075	Apartment Investment & Management Co Class A REIT	909,266
162,276	AvalonBay Communities Inc REIT	29,422,262
122,090	Camden Property Trust REIT	13,439,667
19,318	Centerspace REIT	1,288,897
101,163	Elme Communities REIT	1,760,236
397,227	Equity Residential REIT	25,041,190
74,001	Essex Property Trust Inc REIT	19,364,581
274,227	Independence Realty Trust Inc REIT	4,793,488
647,903	Invitation Homes Inc REIT	18,005,225
134,482	Mid-America Apartment Communities Inc REIT	18,680,895
24,052	NexPoint Residential Trust Inc REIT	723,965
346,089	UDR Inc REIT	12,694,545
		158,129,649
Diversified REITS — 14.13%
84,954	Alexander & Baldwin Inc REIT	1,753,451
52,690	American Assets Trust Inc REIT	997,422
218,204	Broadstone Net Lease Inc REIT	3,790,203
370,557	Digital Realty Trust Inc REIT	57,328,874
87,059	EPR Properties REIT	4,344,244
112,668	Equinix Inc REIT	86,321,714
54,955	Gladstone Commercial Corp REIT	586,370
228,694	Global Net Lease Inc REIT	1,966,768
93,053	UMH Properties Inc REIT	1,480,473
92,093	Veris Residential Inc REIT	1,370,344
251,356	WP Carey Inc REIT	16,177,272
		176,117,135
Health Care REITS — 20.97%
178,671	Alexandria Real Estate Equities Inc REIT	8,744,159
202,958	American Healthcare Inc REIT	9,551,203
255,885	CareTrust Inc REIT	9,252,802
28,631	Community Healthcare Trust Inc REIT	470,121
252,493	Diversified Healthcare Trust REIT	1,224,591
13,734	Global Medical Inc REIT	463,385
403,571	Healthcare Realty Trust Inc REIT	6,840,529
797,626	Healthpeak Properties Inc REIT	12,825,826
569,559	Medical Properties Trust Inc REIT(a)	2,847,795
Shares		Fair Value
Health Care REITS — (continued)
54,687	National Health Investors Inc REIT	$ 4,176,446
338,992	Omega Healthcare Investors Inc REIT	15,030,905
62,231	Sila Realty Trust Inc REIT	1,450,605
14,761	Universal Health Realty Income Trust REIT	578,779
538,969	Ventas Inc REIT	41,705,421
787,591	Welltower Inc REIT	146,184,763
		261,347,330
Hotels REITS — 2.77%
253,740	Apple Hospitality Inc REIT	3,006,819
232,984	DiamondRock Hospitality Co REIT	2,087,537
733,915	Host Hotels & Resorts Inc REIT	13,012,313
229,567	Park Hotels & Resorts Inc REIT(a)	2,401,271
128,433	Pebblebrook Hotel Trust REIT	1,453,861
172,072	RLJ Lodging Trust REIT	1,281,936
72,311	Ryman Hospitality Properties Inc REIT	6,842,067
168,144	Service Properties Trust REIT	309,385
119,546	Summit Hotel Properties Inc REIT	582,189
220,081	Sunstone Hotel Investors Inc REIT	1,967,524
109,070	Xenia Hotels & Resorts Inc REIT	1,542,250
		34,487,152
Manufactured Homes REITS — 2.41%
222,431	Equity LifeStyle Properties Inc REIT	13,481,543
133,467	Sun Communities Inc REIT	16,537,896
		30,019,439
Office Property REITS — 3.70%
199,980	Brandywine Realty Trust REIT	583,942
169,058	BXP Inc REIT	11,408,034
129,983	COPT Defense Properties REIT	3,613,527
193,594	Cousins Properties Inc REIT	4,990,853
190,961	Douglas Emmett Inc REIT	2,098,661
49,783	Easterly Government Properties Inc REIT	1,054,902
159,144	Empire State Realty Trust Inc Class A REIT	1,037,619
126,086	Highwoods Properties Inc REIT	3,255,540
62,720	Hudson Pacific Properties Inc REIT(b)	679,258
69,360	JBG Smith Properties REIT(a)	1,179,814
125,127	Kilroy Realty Corp REIT(a)	4,675,996

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Office Property REITS — (continued)
16,701	NET Lease Office Properties REIT	$ 430,719
144,028	Piedmont Realty Trust Inc REIT	1,201,193
81,484	SL Green Realty Corp REIT	3,737,671
185,156	Vornado Realty Trust REIT	6,161,992
		46,109,721
Regional Malls REITS — 6.35%
293,515	Macerich Co REIT	5,418,287
374,570	Simon Property Group Inc REIT	69,336,652
131,921	Tanger Inc REIT	4,402,204
		79,157,143
Shopping Centers REITS — 5.52%
150,632	Acadia Realty Trust REIT	3,093,981
351,341	Brixmor Property Group Inc REIT	9,212,161
111,761	Curbline Properties Corp REIT	2,593,973
90,104	Federal Realty Investment Trust REIT	9,082,483
777,283	Kimco Realty Corp REIT	15,755,526
248,084	Kite Realty Group Trust REIT	5,946,574
97,319	NETSTREIT Corp REIT(a)	1,716,707
144,950	Phillips Edison & Co Inc REIT	5,155,872
188,675	Regency Centers Corp REIT	13,024,235
56,183	SITE Centers Corp REIT	360,695
145,151	Urban Edge Properties REIT	2,785,448
		68,727,655
Single Tenant REITS — 7.13%
131,770	Agree Realty Corp REIT	9,491,393
227,423	Essential Properties Realty Trust Inc REIT	6,745,366
121,740	Four Corners Property Trust Inc REIT	2,807,324
60,931	Getty Realty Corp REIT	1,667,682
217,796	NNN Inc REIT	8,631,255
1,055,671	Realty Income Corp REIT	59,508,175
		88,851,195
Storage REITS — 7.42%
261,738	CubeSmart REIT	9,435,655
243,744	Extra Space Storage Inc REIT	31,740,344
81,261	National Storage Affiliates Trust REIT	2,292,373
181,176	Public Storage REIT	47,015,172
64,245	Smartstop Self Storage Inc REIT(a)	1,987,740
		92,471,284
Shares		Fair Value
Warehouse/Industry REITS — 15.33%
325,629	Americold Realty Trust Inc REIT(a)	$ 4,187,589
61,129	EastGroup Properties Inc REIT	10,889,520
151,975	First Industrial Realty Trust Inc REIT	8,703,608
32,122	Innovative Industrial Properties Inc REIT(a)	1,521,298
67,796	LXP Industrial Trust REIT	3,361,326
51,247	Plymouth Industrial Inc REIT	1,121,284
1,065,859	Prologis Inc REIT	136,067,561
266,442	Rexford Industrial Realty Inc REIT	10,316,634
214,289	STAG Industrial Inc REIT	7,877,264
118,570	Terreno Realty Corp REIT	6,961,245
		191,007,329
TOTAL COMMON STOCK — 98.42% (Cost $1,172,671,550)		$1,226,425,032
GOVERNMENT MONEY MARKET MUTUAL FUNDS
22,684,926	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.71%(d)	22,684,926
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.82% (Cost $22,684,926)		$22,684,926
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.62%
$7,755,300	U.S. Treasury Bills(a)(e) 3.51%, 03/10/2026	7,704,204
TOTAL SHORT TERM INVESTMENTS — 0.62% (Cost $7,704,204)		$7,704,204
TOTAL INVESTMENTS — 100.86% (Cost $1,203,060,680)		$1,256,814,162
OTHER ASSETS & LIABILITIES, NET — (0.86)%		$(10,718,093)
TOTAL NET ASSETS — 100.00%		$1,246,096,069

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of December 31, 2025
(a)	All or a portion of the security is on loan as of December 31, 2025.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2025.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of December 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
S&P 500® Emini Futures	53	USD	18,265	Mar 2026	$(21,980)
				Net Depreciation	$(21,980)
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2025
Empower Real Estate Index Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,256,814,162
Cash	6,196,044
Cash pledged on futures contracts	1,187,397
Dividends receivable	4,385,391
Subscriptions receivable	1,535,866
Total Assets	1,270,118,860
LIABILITIES:
Payable for director fees	10,189
Payable for other accrued fees	88,675
Payable for shareholder services fees	196,077
Payable to investment adviser	342,462
Payable upon return of securities loaned	22,684,926
Redemptions payable	563,325
Variation margin on futures contracts	137,137
Total Liabilities	24,022,791
NET ASSETS	$1,246,096,069
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$12,651,179
Paid-in capital in excess of par	1,192,779,101
Undistributed/accumulated earnings	40,665,789
NET ASSETS	$1,246,096,069
NET ASSETS BY CLASS
Investor Class	$621,464,485
Institutional Class	$624,631,584
CAPITAL STOCK:
Authorized
Investor Class	285,000,000
Institutional Class	300,000,000
Issued and Outstanding
Investor Class	50,872,388
Institutional Class	75,639,405
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.22
Institutional Class	$8.26
(a) Cost of investments	$1,203,060,680
(b) Including fair value of securities on loan	$21,716,270
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2025
Empower Real Estate Index Fund
INVESTMENT INCOME:
Interest	$360,852
Income from securities lending (net of fees)	24,979
Dividends	31,472,237
Total Income	31,858,068
EXPENSES:
Management fees	2,941,338
Shareholder services fees – Investor Class	1,894,253
Audit and tax fees	46,950
Custodian fees	31,439
Directors fees	47,001
Legal fees	9,627
Pricing fees	183
Registration fees	45,641
Shareholder report fees	73,942
Transfer agent fees	40,145
Other fees	35,486
Total Expenses	5,166,005
Less amount waived by investment adviser	190,780
Net Expenses	4,975,225
NET INVESTMENT INCOME	26,882,843
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	1,730,472
Net realized gain on futures contracts	956,964
Net Realized Gain	2,687,436
Net change in unrealized appreciation on investments	5,850,112
Net change in unrealized appreciation on futures contracts	482,249
Net Change in Unrealized Appreciation	6,332,361
Net Realized and Unrealized Gain	9,019,797
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,902,640
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Real Estate Index Fund	2025	2024
OPERATIONS:
Net investment income	$26,882,843	$23,309,321
Net realized gain	2,687,436	43,125,114
Net change in unrealized appreciation	6,332,361	588,103
Net Increase in Net Assets Resulting from Operations	35,902,640	67,022,538
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(12,419,212)	(30,586,357)
Institutional Class	(21,045,793)	(28,941,245)
From Net Investment Income and Net Realized Gains	(33,465,005)	(59,527,602)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	224,099,050	160,717,669
Institutional Class	346,973,533	106,831,877
Shares issued in reinvestment of distributions
Investor Class	12,419,212	30,586,357
Institutional Class	21,045,793	28,941,245
Shares redeemed
Investor Class	(103,536,132)	(247,175,205)
Institutional Class	(51,049,027)	(101,206,120)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	449,952,429	(21,304,177)
Total Increase (Decrease) in Net Assets	452,390,064	(13,809,241)
NET ASSETS:
Beginning of year	793,706,005	807,515,246
End of year	$1,246,096,069	$793,706,005
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	18,388,832	13,274,158
Institutional Class	41,675,877	12,409,945
Shares issued in reinvestment of distributions
Investor Class	1,007,225	2,516,204
Institutional Class	2,520,922	3,487,928
Shares redeemed
Investor Class	(8,505,003)	(19,618,186)
Institutional Class	(6,123,652)	(11,697,901)
Net Increase	48,964,201	372,148
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2025	$12.09	0.29	0.09	0.38	-	(0.19)	(0.06)	(0.25)	$12.22	3.16%
12/31/2024	$12.00	0.35	0.56	0.91	-	(0.33)	(0.49)	(0.82)	$12.09	7.54%
12/31/2023	$10.80	0.29	1.13	1.42	-	(0.20)	(0.02)	(0.22)	$12.00	13.31%
12/31/2022	$15.36	0.24	(4.29)	(4.05)	(0.04)	(0.18)	(0.29)	(0.51)	$10.80	(26.40%)
12/31/2021	$10.86	0.15	4.65	4.80	-	(0.09)	(0.21)	(0.30)	$15.36	44.31%
Institutional Class
12/31/2025	$8.26	0.24	0.05	0.29	-	(0.23)	(0.06)	(0.29)	$8.26	3.52%
12/31/2024	$8.44	0.26	0.41	0.67	-	(0.36)	(0.49)	(0.85)	$8.26	7.94%
12/31/2023	$7.69	0.30	0.73	1.03	-	(0.26)	(0.02)	(0.28)	$8.44	13.64%
12/31/2022	$11.18	0.20	(3.12)	(2.92)	(0.03)	(0.25)	(0.29)	(0.57)	$7.69	(26.11%)
12/31/2021	$7.96	0.11	3.43	3.54	-	(0.11)	(0.21)	(0.32)	$11.18	44.73%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Supplemental Data and Ratios
Investor Class
12/31/2025	$621,464	0.67%	0.65%	2.41%	2%
12/31/2024	$483,346	0.69%	0.65%	2.82%	18%
12/31/2023	$525,758	0.68%	0.65%	2.59%	11%
12/31/2022	$324,532	0.72%	0.67%	1.90%	14%
12/31/2021	$311,334	0.76%	0.70%	1.09%	33%
Institutional Class
12/31/2025	$624,632	0.31%	0.30%	2.84%	2%
12/31/2024	$310,360	0.32%	0.30%	2.99%	18%
12/31/2023	$281,757	0.31%	0.30%	3.87%	11%
12/31/2022	$222,528	0.34%	0.32%	2.16%	14%
12/31/2021	$301,365	0.37%	0.35%	1.17%	33%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Fund are included herein.  The investment objective of the Fund is to seek investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts ("REITs").  The Fund is non-diversified as defined in the 1940 Act.  The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Fund's investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter ("OTC") market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Annual Report - December 31, 2025

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2025, all of the Fund's investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs.  More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2025

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no provision of federal income or excise tax is required.  The Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually.  Capital gain distributions of the Fund, if any, are declared and paid at least annually.  Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The Fund makes investments in REITs which pay dividends to their shareholders based upon funds available from operations.  It is common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.  If the Fund distributes such amounts, it may constitute a return of capital to shareholders for income tax purposes.
The tax character of distributions paid during the years ended December 31, 2025 and 2024 were as follows:
Empower Real Estate Index Fund	2025	2024
Ordinary income	$27,076,836	$24,542,492
Long-term capital gain	6,388,169	34,985,110
	$33,465,005	$59,527,602
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes.  As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$4,234,298
Undistributed long-term capital gains	—
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	36,431,491
Tax composition of capital	$40,665,789

Annual Report - December 31, 2025

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2025 were as follows:
Federal tax cost of investments	1,220,360,691
Gross unrealized appreciation on investments	138,895,815
Gross unrealized depreciation on investments	(102,464,324)
Net unrealized appreciation on investments	$36,431,491
Segment Reporting
The ECM Board of Managers acts as the Fund's chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment based on the fact that it has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
Application of Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Funds’ adoption of ASU 2023-09 did not have a material impact on the financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk.  Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner.  Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received.  In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.

Annual Report - December 31, 2025

The following table represents the average month-end volume of the Fund's derivative transactions, if any, during the reporting period:
Empower Real Estate Index Fund
Futures Contracts:
Average long contracts	46
Average notional long	$14,470,933
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2025 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(21,980)(a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2025 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$956,964	Net change in unrealized appreciation on futures contracts	$482,249
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives monthly compensation at the annual rate of 0.29% of the Fund’s average daily net assets up to $1 billion dollars, 0.24% of the Fund’s average daily net assets over $1 billion dollars and 0.19% of the Fund’s average daily net assets over $2 billion dollars.  Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
ECM contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.30% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2026 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of December 31, 2025, the amounts subject to recoupment were as follows:
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Recoupment of Past Reimbursed Fees by ECM
$174,566	$248,672	$190,780	$0
ECM and Empower Funds entered into a sub-advisory agreement with Keyridge Asset Management Limited ("Keyridge"), formerly known as Irish Life Investment Managers Limited, an affiliate of ECM and Empower of America.

Annual Report - December 31, 2025

ECM is responsible for compensating Keyridge, which receives monthly compensation for its services at the annual rate of 0.02% of the Fund's net assets.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,699,000 for the fiscal year ended December 31, 2025.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $482,529,609 and $24,843,504, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent.  Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions.  In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest.  The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned.  Cash collateral is invested in securities approved by the Board. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  As of December 31, 2025, the Fund had securities on loan valued at $21,716,270 and received collateral as reported on the Statement of Assets and Liabilities of $22,684,926 for such loan which was invested in Government Money Market Mutual Funds.
Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned. The following tables summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2025.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
Empower Real Estate Index Fund	Total(a)
Common Stocks	14,822,991
U.S. Treasury Bonds and Notes	7,861,935
Total secured borrowings	$22,684,926
(a)The remaining contractual maturity of the secured borrowing related to each class of collateral is overnight and continuous.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2025

7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2025, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Empower Real Estate Index Fund (the “Fund”), one of the funds comprising Empower Funds, Inc., as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 24, 2026
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2025, 16% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2026

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: February 24, 2026